Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	$ (13,902)	$ 41,995	$ 82,664	$ 69,371
Cash flows from financing activities
Dividends paid		(269,772)	(319,959)
Issuance of common stock	91	250	450	2,641
Net cash (used in) provided by financing activities	20,199	(62,971)	(86,188)	(36,623)
Net (decrease) increase in cash	(6,047)	(30,044)	(30,566)	1,001
Cash at beginning of the period	25,634	56,200	56,200	55,199
Cash at end of the period	19,587	26,156	25,634	56,200
Supplemental disclosure of non-cash activities:
Liability related to unvested portion of stock options as a result of equitable adjustment (Note 14)			3,151
EVERTEC
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities			317,389	36
Cash flows from financing activities
Dividends paid			(319,959)
Issuance of common stock			450	2,641
Net cash (used in) provided by financing activities			(319,509)	2,641
Net (decrease) increase in cash			(2,120)	2,677
Cash at beginning of the period		2,677	2,677
Cash at end of the period			557	2,677
Supplemental disclosure of non-cash activities:
Transfer of prepaid income taxes from subsidiary			6,719
Liability related to unvested portion of stock options as a result of equitable adjustment (Note 14)			$ 3,151